Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Gross revenue	$ 5,677.2	$ 4,576.8
Less subconsultant and other direct expenses	1,220.0	940.7
Net revenue	4,457.2	3,636.1
Direct payroll costs	2,039.9	1,672.8
Project margin	2,417.3	1,963.3
Administrative and marketing expenses	1,742.5	1,423.6
Depreciation of property and equipment	56.8	53.9
Depreciation of lease assets	122.1	107.9
Amortization of intangible assets	104.6	60.0
Net (reversal) impairment of lease assets and property and equipment	(5.5)	24.8
Net interest expense	64.0	37.9
Other net finance expense	9.2	5.4
Foreign exchange loss	3.4	4.0
Other income	(4.9)	(17.2)
Income before income taxes	325.1	263.0
Income taxes
Current tax expense	121.3	66.7
Deferred	(43.2)	(4.4)
Total income taxes	78.1	62.3
Net income for the year	$ 247.0	$ 200.7
Earnings per share, basic (in cad per share)	$ 2.23	$ 1.80
Earnings per share, diluted (in cad per share)	$ 2.22	$ 1.80